Financial risk management - Summary Of Percentage Of Change In Currency Exchange Rate (Detail) - US Dollar [member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
5% currency devaluation [member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Changes in currency rates %	5.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ 8,796	S/ 8,991
10% currency devaluation [member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Changes in currency rates %	10.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ 17,592	17,982
15% currency devaluation [member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Changes in currency rates %	15.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ 26,388	26,973
5% currency revaluation [member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Changes in currency rates %	5.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ (8,796)	(8,991)
10% currency revaluation [member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Changes in currency rates %	10.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ (17,592)	(17,982)
15% currency revaluation [member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Changes in currency rates %	15.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ (26,388)	S/ (26,973)